Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 22, 2023
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	49,000,000	49,000,000	49,000,000
Common stock, shares issued	1,617,745	1,300,197	1,230,246
Common stock, shares outstanding	1,617,745	1,300,197	1,230,246
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued	100,000	100,000	100,000
Common stock, shares outstanding	100,000	100,000	100,000